SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Feb. 28, 2019	Nov. 30, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 5 – SUBSEQUENT EVENTS

Subsequent to February 28, 2019, and through the date these financial statements were issued, the Company had the following subsequent events:

On February 27, 2019, the Company entered into the commercial real estate lease agreement. The Company leases the premises at $132,252 yearly with 4-year term, from March 1, 2019 to February 28, 2023.

The Company has the option to buy the Premises ("Option") for $860,000. The term of the Option shall commence on March 1, 2019 and shall terminate 60 days thereafter at the expiration of the lease Term ("Option Period"). The Company may exercise the Option granted herein solely, exclusively and at any time during the Option Period.

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to November 30, 2018, and through the date these financial statements were issued, the Company had the following subsequent events:

During January 2019, the Company issued to ten (10) unrelated investors, 1,100,000 shares of common stock for $22,000.